Income Taxes - Summary of (Loss) Income Before Income Tax Benefits (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before provision for income taxes from United States operations	$ (38,181)	$ (68,008)	$ 29,196
Income before provision for income taxes from foreign operations	780	9,161	11,952
Net income (loss) before provision for income taxes	$ (37,401)	$ (58,847)	$ 41,148